Note 5 - Accrued Expenses	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Accrued Expenses

The accrued expenses consist of:

	December 31, 2021	December 31, 2022

Accrued payroll expenses	146,155	61,714
Accrued interest expense	244,427	500,664
Accrued general and administrative expenses	89,397	107,755
Accrued commissions	118,706	71,139
Other accrued expenses	253,757	263,447
Total	852,442	1,004,719